Cover	Nov. 03, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	MADRIGAL PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33277
Entity Tax Identification Number	04-3508648
Entity Address, Address Line One	1001 Conshohocken State Road,
Entity Address, Address Line Two	Suite 2-350
Entity Address, City or Town	West Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	267
Local Phone Number	824-2827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	MDGL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001157601
Amendment Flag	false